STOCK-BASED COMPENSATION - NARRATIVE (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future issuance (in shares)	3,189,550
Performance Shares, Market Condition Award
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted but not issued (in shares)	33,123	36,392	31,836
Performance Shares, Subject to Performance Conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted but not issued (in shares)	48,941	63,870	59,341
Deferred compensation related to unvested performance shares, period	1 year 8 months 12 days
Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted but not issued (in shares)	155,731	130,509	145,176	156,587
Deferred compensation related to unvested restricted and performance shares	$ 2,400
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted but not issued (in shares)	73,486	58,156	44,168	51,154
Deferred compensation related to unvested restricted and performance shares	$ 1,000
Deferred compensation related to unvested performance shares, period	1 year 9 months 18 days
Vesting September 30, 2022 | Performance Shares, Subject to Performance Conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted but not issued (in shares)	30,473
Vesting Annually Over Three Year Period Beginning September 2020 | Performance Shares, Subject to Performance Conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted but not issued (in shares)	18,468
Award vesting period	3 years
Vesting September 30, 2021 | Performance Shares, Subject to Performance Conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted but not issued (in shares)		33,844
Vesting Annually Over Three Year Period Beginning September 30, 2019 | Performance Shares, Subject to Performance Conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted but not issued (in shares)		30,026
Award vesting period		3 years
Vesting September 30, 2020 | Performance Shares, Subject to Performance Conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted but not issued (in shares)			29,608
Vesting Annually Over Three Year Period Beginning September 30, 2018 | Performance Shares, Subject to Performance Conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted but not issued (in shares)			29,733
Award vesting period			3 years
Vesting Annually Over Three Year Period Beginning October 2020 | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted but not issued (in shares)	42,478
Award vesting period	3 years
Vesting Annually Over Three Year Period Beginning October 2019 | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted but not issued (in shares)		29,222
Award vesting period		3 years
Vesting Annually Over Three Year Period Beginning April 2020 | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted but not issued (in shares)		6,062
Award vesting period		3 years
Vesting Annually Over Three Year Period Beginning October 2018 | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted but not issued (in shares)			27,949
Award vesting period			3 years